Paul Hastings LLP

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September 25, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 33-18737 and 811-07989
Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of our client, Metropolitan West Funds (the “Trust”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of proxy in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the various series (the “Funds”) of the Trust expected to be held in November 2012.

The purpose of the Special Meeting is to approve a new investment management agreement between the Trust, with respect to each Fund, and the current investment adviser to each Fund. The current investment management agreement is expected to terminate automatically as a result of a proposed change of control of the parent company of the investment adviser, as described further in these preliminary proxy materials.

It is anticipated that the proxy materials will be sent to shareholders in mid-October 2012.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours, /S/ David A. Hearth

David A. Hearth
for PAUL HASTINGS LLP